13. Liquidity and Capital Resources (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liquidity And Capital Resources Details Narrative
Cash and Cash Equivalents	$ 3,168,341	$ 5,054,433	$ 795,682	$ 765,099	$ 7,003,773
Increase in cash	$ 2,372,659	$ 4,289,334	30,583	(6,238,674)
Cash flow from operations			$ 11,800,000	$ 5,500,000